CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Voyage Revenues	$ 224,558	$ 272,354
Voyage Expenses	(106,599)	(88,104)
Vessel Operating Expenses	(65,339)	(58,579)
General and Administrative Expenses	(8,556)	(10,376)
Depreciation Expense	(76,172)	(66,320)
Net Operating (Loss) Income	(32,108)	48,975
Interest Income	265	91
Interest Expense	(14,022)	(7,897)
Other Financial Expense	(289)	(51)
Total Other Expenses	(14,046)	(7,857)
Net (Loss) Income Before Income Taxes and Equity Loss	(46,154)	41,118
Income Tax Expense	0	0
Equity Loss from Associate	(7,450)	(6,422)
Net (Loss)/Income	$ (53,604)	$ 34,696
Basic (Loss)/Earnings per Share (in dollars per share)	$ (0.53)	$ 0.39
Diluted (Loss)/Earnings per share (in dollars per share)	$ (0.53)	$ 0.39
Basic Weighted Average Number of Common Shares Outstanding (in shares)	101,969,666	89,361,814
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	101,969,666	89,361,814
Cash Dividends declared per share (in dollars per share)	$ 0.50	$ 1.11